Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets
Financial detail
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Non consolidated equity investments	3,133	3,133
Other investments	—	483
Financial investments	—	4,550
Loans	388	428
Deposits and guarantees	397	335
Liquidity contract	513	534
TOTAL	4,431	9,464
Of which : Current	—	4,550
Of which : Non-current	4,431	4,914

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2021			31/12/2022
Non consolidated equity investments	3,133	—	—	3,133
Other investments	—	483	—	483
Financial investments	—	4,550	—	4,550
Loans	388	40	—	428
Deposits and guarantees	397	33	(95)	335
Liquidity contract	513	0	21	534
TOTAL	4,431	5,107	(74)	9,464